CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income	¥ 491,993	¥ 497,108	¥ 471,401
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	693,063	701,146	804,159
Deferred taxes	(22,563)	(44,550)	(87,626)
Loss on sale or disposal of property, plant and equipment	27,936	32,735	43,304
Impairment loss on marketable securities and other investments	13,424	4,007	57,812
Equity in net (income) losses of affiliates	10,539	2,122	1,239
Dividends from affiliates	12,757	12,854	15,500
Changes in assets and liabilities:
(Increase) / decrease in accounts receivable	75,200	(1,056)	(148,909)
(Increase) / decrease in credit card receivables	(19,746)	(30,042)	(32,857)
Increase / (decrease) in allowance for doubtful accounts	2,469	242	67
Decrease / (increase) in inventories	(5,217)	(17,262)	23,327
Decrease / (increase) in prepaid expenses and other current assets	(2,753)	1,582	18,196
(Increase) / decrease in non-current installment receivable for handsets	7,029	13,860	(37,712)
(Decrease) / increase in accounts payable, trade	(30,988)	(21,227)	(49,286)
Increase / (decrease) in accrued income taxes	(23,805)	(53,765)	35,158
(Decrease) / increase in other current liabilities	(14,464)	(22,019)	(29,126)
Increase / (decrease) in accrued liabilities for point programs	47,959	57,605	37,390
Increase / (decrease) in liability for employees' retirement benefits	14,203	(8,015)	29,438
Increase / (decrease) in other long-term liabilities	(8,791)	35,878	17,753
Other, net	18,792	21,615	4,449
Net cash provided by operating activities	1,287,037	1,182,818	1,173,677
Cash flows from investing activities:
Purchases of property, plant and equipment	(423,119)	(480,080)	(517,776)
Purchases of intangible and other assets	(250,757)	(245,488)	(241,373)
Purchases of non-current investments	(11,746)	(10,027)	(313,889)
Proceeds from sale of non-current investments	3,946	9,534	660
Acquisitions of subsidiaries, net of cash acquired	(7,678)	(29,209)	568
Purchases of short-term investments	(745,602)	(377,591)	(32,977)
Redemption of short-term investments	917,492	69,605	32,255
Long-term bailment for consumption to a related party	(20,000)
Proceeds from redemption of long-term bailment for consumption to a related party			50,000
Short-term bailment for consumption to a related party	(20,000)	(90,000)
Proceeds from redemption of short-term bailment for consumption to a related party	110,000
Other, net	(7,906)	(10,670)	(8,451)
Net cash used in investing activities	(455,370)	(1,163,926)	(1,030,983)
Cash flows from financing activities:
Proceeds from long-term debt			239,913
Repayment of long-term debt	(180,075)	(29,042)	(77,071)
Proceeds from short-term borrowings	717	138,214	62,274
Repayment of short-term borrowings	(488)	(138,149)	(64,032)
Principal payments under capital lease obligations	(4,597)	(3,256)	(2,837)
Payments to acquire treasury stock	(20,000)	(20,000)	(136,846)
Dividends paid	(216,283)	(208,709)	(203,839)
Other, net	(1,243)	(3)	(3)
Net cash provided by (used in) financing activities	(421,969)	(260,945)	(182,441)
Effect of exchange rate changes on cash and cash equivalents	(1,862)	220	(7,610)
Net increase (decrease) in cash and cash equivalents	407,836	(241,833)	(47,357)
Cash and cash equivalents at beginning of year	357,715	599,548	646,905
Cash and cash equivalents at end of year	765,551	357,715	599,548
Cash received during the year for:
Income tax refunds	301	1,323	21,999
Cash paid during the year for:
Interest, net of amount capitalized	5,023	5,251	4,141
Income taxes	378,998	436,459	383,838
Non-cash investing and financing activities:
Assets acquired through capital lease obligations	5,631	2,347	2,334
Acquisitions of shares through share exchange		15,023
Acquisitions of exchangeable bonds through share exchange		20,821
Acquisitions of shares through conversion of exchangeable bonds		26,326
Retirement of treasury stock	¥ 24,195	¥ 27,936	¥ 163,526